Allowance provided (reversed) for credit loss on financial assets (Tables)	12 Months Ended
Dec. 31, 2018
Allowance provided (reversed) for credit loss on financial assets [Abstract]
Allowance provided (reversed) for credit loss on financial assets

Allowance provided (reversed) for credit loss on financial assets for the year ended December 31, 2018 are as follows:

	2018
Loans at amortized cost	~~W~~	(704,515)
Other financial assets at amortized cost		(24,070)
Securities at fair value through other comprehensive income		(12,066)
Others (unused credit line and financial guarantee, etc)		(4,826)
Securities at amortized cost		(2,400)

	~~W~~	(747,877)